PROSPECTUS SUPPLEMENT -- July 9, 2004*

Fund (date)                                                                  Prospectus Form #        SAI Form #
IDS Life of New York Variable Universal Life Insurance                          S-6171-AF               S-6337 A
   (April 30, 2004)

IDS Life of New York Variable Universal Life III                                S-6211F                 S-6337 A
   (April 30, 2004)

IDS Life of New York Succession Select Variable Life Insurance                  S-6203 D                S-6337 A
   (April 30, 2004)

IDS Life of New York Variable Universal Life IV/
   IDS Life of New York Variable Universal Life IV - Estate Series              S-6419 D                S-6337 A
   (April 30, 2004)

The following FUND NAME and SUBADVISER changes will be effective on July 9, 2004.

Old Name                              New Name
AXP Variable Portfolio -              AXP Variable Portfolio - Threadneedle
  Emerging Markets Fund                 Emerging Markets Fund

AXP Variable Portfolio -              AXP Variable Portfolio - Threadneedle
  International Fund                    International Fund

The Variable Account and the Funds

Under the heading "Investment Adviser" in the table, the subadviser information for the funds listed below has been revised as follows:

----------------------------------------------- --------------------------------
Fund Name                                       Investment Adviser
----------------------------------------------- --------------------------------
AXP Variable Portfolio - Threadneedle           AEFC, adviser; Threadneedle
Emerging Markets Fund                           International Limited
                                                (Threadneedle), an indirect
                                                wholly owned subsidiary of AEFC,
                                                subadviser.
----------------------------------------------- --------------------------------
AXP Variable Portfolio - Threadneedle           AEFC, adviser; Threadneedle,
International Fund                              an indirect wholly owned
                                                subsidiary of AEFC, subadviser.
----------------------------------------------- --------------------------------

S-6171-2 A (7/04)

* Valid until next prospectus update.
Destroy May 1, 2005